Arent Fox PLLC
1675 Broadway
New York, New York 10019

June 1, 2005

U.S. Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, NW
Washington, DC 20549

Re:	I.C. Isaacs & Company, Inc. CIK 0001041179 Registration Statement on Form S-2 Registration of 500,000 shares of common stock on behalf of a selling stockholder

Ladies and Gentlemen:

Our client, I.C. Isaacs & Company, Inc., has filed the accompanying registration statement on Form S-2 with respect to the proposed non-underwritten offering of up to 500,000 shares of the company’s common stock held by a selling stockholder.

The Section 6(b) registration fee for this filing was wired by Wachovia Bank NA on behalf of the Company to the Commission’s account on May 31, 2005.

No preliminary prospectus will be provided to the selling stockholder, or disseminated to any prospective purchasers of the shares to be offered by the selling stockholder.

In the event that the Staff members who will be assigned to review the registration statement desire to receive complete paper-based versions of the registration statement and exhibits, I will be pleased to provide same to them.

My direct dial telephone number is 212-484-3917 and my email address is dreyer.steven@arentfox.com.

Respectfully yours, Steven D. Dreyer